Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Fixed maturity securities, available for sale, amortized cost	[1]	$ 44,866,019	$ 46,999,183
Fixed maturity securities, available for sale, allowance for credit losses		3,347	2,846
Mortgage loans on real estate, allowance for credit losses		36,972	24,024
Limited partnerships and limited liability companies		1,266,779	520,120
Cash and cash equivalents		1,919,669	4,508,982
Coinsurance deposits, allowance for credit losses		8,737	2,264
Accrued investment income		497,851	445,097
Other assets		642,696	349,023
Other liabilities		$ 1,614,479	$ 2,187,249
Stockholders' equity:
Common stock, par value (dollars per share)		$ 1	$ 1
Common stock, shares authorized (in shares)		200,000,000	200,000,000
Common stock, shares issued (in shares)		84,810,255	92,513,517
Common stock, shares outstanding (in shares)		84,810,255	92,513,517
Common stock, shares held in treasury (in shares)		24,590,353	9,936,715
Variable Interest Entities
Limited partnerships and limited liability companies		$ 684,834	$ 168,711
Cash and cash equivalents		27,235	23,763
Accrued investment income		3,444	3
Other assets		10,690	1,524
Other liabilities		$ 78,644	$ 20,168
Preferred Stock, Series A
Stockholders' equity:
Preferred stock, par value (dollars per share)		$ 1	$ 1
Preferred stock, aggregate liquidation preference		$ 400,000	$ 400,000
Preferred stock, shares authorized (in shares)		20,000	20,000
Preferred stock, shares issued (in shares)		16,000	16,000
Preferred stock, shares outstanding (in shares)		16,000	16,000
Preferred Stock, Series B
Stockholders' equity:
Preferred stock, par value (dollars per share)		$ 1	$ 1
Preferred stock, aggregate liquidation preference		$ 300,000	$ 300,000
Preferred stock, shares authorized (in shares)		12,000	12,000
Preferred stock, shares issued (in shares)		12,000	12,000
Preferred stock, shares outstanding (in shares)		12,000	12,000

[1]	Amortized cost excludes accrued interest receivable of $425.4 million and $400.7 million as of December 31, 2022 and 2021, respectively.